Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowance for loan losses	$ 727	$ 879
Net operating loss carryforwards	3,566	4,029
Deferred compensation	868	858
Deferred loan fees	49	111
Alternative minimum tax credits	257	224
Accrued interest income	188	143
Fair Market Value adjustments	50
Unrealized loss on Securities AFS	625	66
Other	397	247
Deferred tax assets	6,727	6,557
Deferred tax liabilities:
Premises and equipment	(67)	(18)
Fair Market Value adjustments		(113)
Deferred tax liabilities	(67)	(131)
Net deferred tax asset	$ 6,660	$ 6,426